CONVERTIBLE BONDS	12 Months Ended
Aug. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE BONDS

NOTE 10 CONVERTIBLE BONDS

Convertible bonds consist of the following:

	August 31, 2022	August 31, 2021
Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 49,383 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction.	$-	$44,601

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,840

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 1,647 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	1,487

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020,. The Company issued 82,305 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	74,336

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020,. The Company issued 24,692 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	22,301

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,841

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 329,219 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	297,345

Convertible bonds payable to a private investor,interest free. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,841

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 15,523 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	10,407
	$-	$1,007,999

All accrued interests from above convertible bonds have been settled on November 15, 2020. All principals were converted into a total of 1,116,055 shares at S$0.9 per share based on 10% discount to issue price of US1.00, i.e. (US$0.90) (“Conversion Price”) at the closing date. The company determined a contingent BCF existed at the date of issuance of the convertible bonds, which allowed the holders to purchase equity at a discount to the offering price. While such contingent BCF is measured on the basis of the commitment-date stock price, it is not recognized until the contingency occurs.

During the year ended August 31, 2022, upon the completion of the Transactions, the conversion feature has been realized. The Company recorded the beneficial conversion feature of U$1,005,645.